Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
MAVEN TOPCO LIMITED [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee Benefit Plan
Note 18. Employee Benefit Plan
The Company operates a defined contribution plan for its employees. This plan is a qualified retirement savings plan under which the Company pays fixed contributions. The Company’s contributions were $0.8 million, $0.9 million, $0.2 million, and $0.4 million in the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.